Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000132742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class R6/JRLHX)
Average Annual Return, Percent	8.41%		3.99%		5.66%
C000132740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class R4/JRLFX)
Average Annual Return, Percent	8.17%		3.78%		5.46%
C000228330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class A/JHANX)
Average Annual Return, Percent	2.51%		2.50%		4.87%
C000132735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class 1/JRLDX)
Average Annual Return, Percent	8.27%		3.93%		5.60%
C000132750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class 1/JRLIX)
Average Annual Return, Percent	9.47%		4.25%		6.13%
C000228331 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class A/JHAOX)
Average Annual Return, Percent	3.57%		2.81%		5.38%
C000132747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class R4/JRLKX)
Average Annual Return, Percent	9.20%		4.03%		5.94%
C000132749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class R6/JRLLX)
Average Annual Return, Percent	9.50%		4.31%		6.18%
C000132758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class R6/JRTAX)
Average Annual Return, Percent	10.90%		4.64%		6.84%
C000132756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class R4/JRLPX)
Average Annual Return, Percent	10.49%		4.36%		6.59%
C000228332 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class A/JHAPX)
Average Annual Return, Percent	4.91%		3.15%		6.04%
C000132751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class 1/JRLOX)
Average Annual Return, Percent	10.78%		4.59%		6.79%
C000132759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class 1/JRTBX)
Average Annual Return, Percent	12.07%		4.95%		7.69%
C000228333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class A/JHAUX)
Average Annual Return, Percent	6.02%		3.52%		6.95%
C000132764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class R4/JRTDX)
Average Annual Return, Percent	11.77%		4.74%		7.51%
C000132766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class R6/JRTFX)
Average Annual Return, Percent	12.10%		5.01%		7.74%
C000132774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class R6/JRTJX)
Average Annual Return, Percent	14.34%		5.98%		8.84%
C000132772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class R4/JRTIX)
Average Annual Return, Percent	14.11%		5.70%		8.60%
C000228334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class A/JHAVX)
Average Annual Return, Percent	8.18%		4.45%		8.02%
C000132767 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class 1/JRTGX)
Average Annual Return, Percent	14.22%		5.91%		8.77%
C000132775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class 1/JRTKX)
Average Annual Return, Percent	16.58%		6.95%		9.79%
C000228335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class A/JHAYX)
Average Annual Return, Percent	10.29%		5.48%		9.02%
C000132780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class R4/JRTMX)
Average Annual Return, Percent	16.29%		6.73%		9.60%
C000132782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class R6/JRTNX)
Average Annual Return, Percent	16.63%		7.00%		9.85%
C000132790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class R6/JRTWX)
Average Annual Return, Percent	18.61%		8.04%		10.74%
C000132788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class R4/JRTVX)
Average Annual Return, Percent	18.28%		7.77%		10.51%
C000228336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class A/JHBAX)
Average Annual Return, Percent	12.17%		6.51%		9.92%
C000132783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class 1/JRTTX)
Average Annual Return, Percent	18.57%		7.98%		10.69%
C000132791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class 1/JRLQX)
Average Annual Return, Percent	20.18%		8.91%		11.26%
C000228337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class A/JHBEX)
Average Annual Return, Percent	13.76%		7.39%		10.48%
C000132796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class R4/JRLUX)
Average Annual Return, Percent	19.96%		8.67%		11.06%
C000132798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class R6/JRLVX)
Average Annual Return, Percent	20.28%		8.96%		11.32%
C000132806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class R6/JRLZX)
Average Annual Return, Percent	21.26%		9.49%		11.59%
C000132804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class R4/JRTYX)
Average Annual Return, Percent	21.00%		9.23%		11.35%
C000228338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class A/JHBFX)
Average Annual Return, Percent	14.74%		7.93%		10.76%
C000132799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class 1/JRLWX)
Average Annual Return, Percent	21.26%		9.45%		11.54%
C000134634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)
Average Annual Return, Percent	21.65%		9.18%		11.42%
C000134635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class A/JABQX)
Average Annual Return, Percent	15.16%		7.67%		10.63%
C000134642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)
Average Annual Return, Percent	21.68%		9.23%		11.47%
C000134651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)
Average Annual Return, Percent	14.11%		5.94%		7.87%
C000134644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class A/JABMX)
Average Annual Return, Percent	8.03%		4.44%		7.08%
C000134643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)
Average Annual Return, Percent	14.15%		5.91%		7.83%
C000134652 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)
Average Annual Return, Percent	6.38%		2.98%		4.17%
C000134653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class A/JABJX)
Average Annual Return, Percent	0.68%		1.57%		3.44%
C000134660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)
Average Annual Return, Percent	6.32%		3.02%		4.21%
C000134669 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class R6/JLGSX)
Average Annual Return, Percent	18.26%		7.80%		9.80%
C000134662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class A/JABPX)
Average Annual Return, Percent	11.84%		6.27%		8.97%
C000134661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class 1/JLGOX)
Average Annual Return, Percent	18.19%		7.75%		9.75%
C000134670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)
Average Annual Return, Percent	10.04%		4.31%		5.90%
C000134671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class A/JABKX)
Average Annual Return, Percent	4.15%		2.88%		5.16%
C000134678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)
Average Annual Return, Percent	10.18%		4.37%		5.95%
C000138487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class R6/JLKYX)
Average Annual Return, Percent	21.30%		9.50%		11.59%
C000138485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class R4/JLKWX)
Average Annual Return, Percent	21.00%		9.22%		11.35%
C000228341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class A/JHBJX)
Average Annual Return, Percent	14.84%		7.95%		10.77%
C000138480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class 1/JLKZX)
Average Annual Return, Percent	21.24%		9.45%		11.54%
C000167628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class 1/JRODX)
Average Annual Return, Percent	21.27%		9.46%		11.55%
C000228344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class A/JHBKX)
Average Annual Return, Percent	14.77%		7.94%		10.77%
C000167633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class R4/JHIKX)
Average Annual Return, Percent	20.94%		9.22%		11.37%
C000167635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class R6/JIEHX)
Average Annual Return, Percent	21.25%		9.49%		11.60%
C000221528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class R6/JAAKX)
Average Annual Return, Percent	21.29%		9.50%	13.73%
C000228345 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class A/JHBLX)
Average Annual Return, Percent	14.79%		7.95%	12.36%
C000221529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class 1/JAAFX)
Average Annual Return, Percent	21.23%		9.46%	13.70%
C000259692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2070 Lifetime Blend Portfolio (Class 1/JHOBX)
Average Annual Return, Percent	21.36%	28.09%
C000259693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2070 Lifetime Blend Portfolio (Class A/JHOAX)
Average Annual Return, Percent	14.83%	22.88%
C000259691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2070 Lifetime Blend Portfolio (Class R6/JHODX)
Average Annual Return, Percent	21.48%	28.19%
Without Sales Load [Member] | C000228330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class A/JHANX)—excluding sales charge
Average Annual Return, Percent	7.89%		3.55%		5.41%
Without Sales Load [Member] | C000228331 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class A/JHAOX)—excluding sales charge
Average Annual Return, Percent	9.00%		3.87%		5.93%
Without Sales Load [Member] | C000228332 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class A/JHAPX)—excluding sales charge
Average Annual Return, Percent	10.40%		4.21%		6.59%
Without Sales Load [Member] | C000228333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class A/JHAUX)—excluding sales charge
Average Annual Return, Percent	11.59%		4.59%		7.49%
Without Sales Load [Member] | C000228334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class A/JHAVX)—excluding sales charge
Average Annual Return, Percent	13.85%		5.53%		8.57%
Without Sales Load [Member] | C000228335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class A/JHAYX)—excluding sales charge
Average Annual Return, Percent	16.13%		6.56%		9.58%
Without Sales Load [Member] | C000228336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class A/JHBAX)—excluding sales charge
Average Annual Return, Percent	18.11%		7.60%		10.49%
Without Sales Load [Member] | C000228337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class A/JHBEX)—excluding sales charge
Average Annual Return, Percent	19.73%		8.50%		11.05%
Without Sales Load [Member] | C000228338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class A/JHBFX)—excluding sales charge
Average Annual Return, Percent	20.74%		9.04%		11.33%
Without Sales Load [Member] | C000134635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge
Average Annual Return, Percent	21.21%		8.78%		11.21%
Without Sales Load [Member] | C000134644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge
Average Annual Return, Percent	13.73%		5.52%		7.63%
Without Sales Load [Member] | C000134653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge
Average Annual Return, Percent	6.00%		2.62%		3.97%
Without Sales Load [Member] | C000134662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge
Average Annual Return, Percent	17.73%		7.36%		9.53%
Without Sales Load [Member] | C000134671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge
Average Annual Return, Percent	9.65%		3.94%		5.70%
Without Sales Load [Member] | C000228341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class A/JHBJX)—excluding sales charge
Average Annual Return, Percent	20.85%		9.06%		11.34%
Without Sales Load [Member] | C000228344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class A/JHBKX)—excluding sales charge
Average Annual Return, Percent	20.84%		9.06%		11.34%
Without Sales Load [Member] | C000228345 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class A/JHBLX)—excluding sales charge
Average Annual Return, Percent	20.85%		9.06%	13.34%
Without Sales Load [Member] | C000259693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2070 Lifetime Blend Portfolio (Class A/JHOAX)—excluding sales charge
Average Annual Return, Percent	20.91%	27.66%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)		1.40%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	20.38%	29.87%	12.79%	16.88%	15.37%
John Hancock 2010 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2010 Lifetime Index
Average Annual Return, Percent	8.78%		4.27%		5.94%
S And P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Average Annual Return, Percent	8.49%		4.37%		5.78%
S And P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	9.24%		4.64%		6.28%
John Hancock 2015 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2015 Lifetime Index
Average Annual Return, Percent	10.13%		4.60%		6.51%
John Hancock 2020 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2020 Lifetime Index
Average Annual Return, Percent	11.51%		4.94%		7.26%
S And P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	9.98%		5.06%		6.78%
S And P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	11.58%		5.68%		7.63%
John Hancock 2025 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2025 Lifetime Index
Average Annual Return, Percent	12.95%		5.33%		8.23%
John Hancock 2030 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2030 Lifetime Index
Average Annual Return, Percent	15.22%		6.27%		9.37%
S And P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	13.47%		6.63%		8.60%
S And P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	15.65%		7.70%		9.66%
John Hancock 2035 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2035 Lifetime Index
Average Annual Return, Percent	17.40%		7.26%		10.41%
John Hancock 2040 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2040 Lifetime Index
Average Annual Return, Percent	19.30%		8.33%		11.39%
S And P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.78%		8.72%		10.53%
S And P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	19.33%		9.45%		11.11%
John Hancock 2045 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2045 Lifetime Index
Average Annual Return, Percent	21.02%		9.28%		12.03%
John Hancock 2050 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2050 Lifetime Index
Average Annual Return, Percent	22.43%		9.89%		12.34%
S And P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	19.92%		9.75%		11.41%
Morningstar U S Aggressive Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Aggressive Target Allocation Index
Average Annual Return, Percent	19.39%		10.52%		12.74%
John Hancock Lifestyle Aggressive Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Aggressive Index
Average Annual Return, Percent	22.90%		9.90%		12.10%
John Hancock Lifestyle Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Balanced Index
Average Annual Return, Percent	14.93%		6.23%		8.41%
Morningstar U S Moderate Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Average Annual Return, Percent	13.14%		7.11%		9.07%
Morningstar US Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Conservative Target Allocation Index
Average Annual Return, Percent	6.35%		2.97%		4.44%
John Hancock Lifestyle Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Conservative Index
Average Annual Return, Percent	6.58%		3.08%		4.53%
John Hancock Lifestyle Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Growth Index
Average Annual Return, Percent	19.41%		8.46%		10.59%
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Aggressive Target Allocation Index
Average Annual Return, Percent	16.60%		8.89%		10.94%
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Conservative Target Allocation Index
Average Annual Return, Percent	9.58%		4.86%		6.49%
John Hancock Lifestyle Moderate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Moderate Index
Average Annual Return, Percent	10.70%		4.52%		6.41%
John Hancock 2055 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2055 Lifetime Index
Average Annual Return, Percent	22.43%		9.89%		12.34%
S And P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	20.42%		9.92%		11.57%
John Hancock 2060 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2060 Lifetime Index
Average Annual Return, Percent	22.43%		9.89%		12.34%
John Hancock 2065 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2065 Lifetime Index
Average Annual Return, Percent	22.43%		9.89%	13.83%
S And P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060+ Index
Average Annual Return, Percent	20.42%		9.93%	13.65%	11.64%
S And P Target Date 2065 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	20.62%	27.57%
John Hancock 2070 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2070 Lifetime Index
Average Annual Return, Percent	22.43%	29.86%